Stock-based compensation (Details Narrative)		12 Months Ended
	Apr. 12, 2022 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Stock option granted	100,000
Stock option price per share | $ / shares	$ 14.31
Provisioned stock options		128,125
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Shares granted		18,120,878
Shares granted ans issued		15,223,546
Shares available granted		2,897,332
RSUs exercised		(135,700)	(1,207,808)
RSUs granted		(315,834)	(207,000)
RSUs granted		34,000	435,000	1,000,000
RSUs forfeited		21,667
Restricted Stock Units [Member] | Former Directors [Member]
IfrsStatementLineItems [Line Items]
RSUs exercised			430,925	430,925	430,925
RSUs granted		60,000
Restricted Stock Units [Member] | Former Board Of Director [Member]
IfrsStatementLineItems [Line Items]
RSUs exercised			136,500	136,500
Restricted Stock Units [Member] | Current Directors [Member]
IfrsStatementLineItems [Line Items]
RSUs granted		75,000	75,000
Restricted Stock Units [Member] | Members Of Board [Member]
IfrsStatementLineItems [Line Items]
RSUs exercised		70,000
RSUs granted		162,000	162,000
Restricted Stock Units [Member] | Board [Member]
IfrsStatementLineItems [Line Items]
RSUs granted		34,000	34,000
Restricted Stock Units [Member] | Former Director [Member]
IfrsStatementLineItems [Line Items]
RSUs granted		15,000	15,000